Details of expenses and products by function	12 Months Ended
Dec. 31, 2021
Details of expenses and products by function
Details of expenses and products by function

Note 16: Details of expenses and products by function

16.1 Research and Development expenses

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2019	2020	2021
Personnel expenses	(3,063)	(2,553)	(4,392)
Purchases and external expenses	(8,660)	(10,459)	(19,345)
Other	(214)	(251)	(264)
Research and development expenses	(11,937)	(13,263)	(24,001)
Research tax credit	2,807	3,328	4,080
Subsidies	41	14	256
Research tax credit and subsidies	2,848	3,342	4,336
Research and development expenses, net	(9,089)	(9,921)	(19,665)

Research and development expenses relate to activities in connection with conducting clinical trials, non-clinical studies of the drug candidates for the treatment of age-related diseases and the treatment of severe respiratory failure in patients suffering from COVID-19.

The increase of the purchases and external expenses in 2021 compared to 2020 is primarily related to the progression of our COVA Phase 2-3 study as well as the finalization of our SARA-INT phase 2 study. These expenses consisted primarily of the cost of Contract Research Organization (“CROs”) in conducting clinical trials and non-clinical studies, as well as the costs of CDMOs (Contract Distribution Manufacturing Organizaton) for the manufacturing scaling-up of Sarconeos (BIO101) in preparation of a potential filing with Regulatory Authorities upon positive results from COVA.

The increase in purchases and external expenses between 2019 and 2020 is related to our studies and research costs linked to the progression of our SARA-INT study and the launch of our COVA study. These expenses consisted primarily of the cost of CROs in conducting clinical trials and non-clinical regulatory studies.

The decrease in personnel expenses in 2020 compared to 2019 is related to the downsizing of the Company’s structure initiated during the second half of 2019 and also to a lower average salary for new employees in 2020.

The increase in personnel expenses in 2021 compared to 2020 is related to the staff reinforcement as part of the COVA clinical study and expenses relating to share-based payment for €2,125 thousand in 2021 compared to €367 thousand in 2020.

As part of the BPI France conditional advance “BIO 201” project, the Company was entitled to receive a grant of €380 thousand, out of which €202 thousand was recognized as a subsidy in 2021 since 53% of the budget of research and development expenses were incurred at the closing date.

16.2 General and administrative expenses

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2019	2020	2021
Personnel expenses	(1,998)	(1,796)	(3,107)
Purchases and external expenses	(2,393)	(2,188)	(3,991)
Other expenses	(2,203)	(37)	(52)
General and administrative expenses	(6,593)	(4,021)	(7,150)

Between 2020 and 2021, personnel expenses, including share-based payments, for general management and administrative staff increased by €1.0 million mainly due to the costs of being listed on Nasdaq, the reinforcement of the Company’s staff, mostly for business development and legal compliance, as well as to the impact of the stock based compensation expense related to Founders’ warrants and free shares granted in late 2020 and in 2021.

Between 2019 and 2020, personnel expenses, including share-based payments, for general management and administrative staff decreased by €0.2 million in 2020 due to the restructuring of the finance function, and the decrease of 2 employees.

Other purchases and external expenses consisted primarily of administrative expenses associated with being a public listed company in France and in the United States since early 2021, accounting and audit fees, insurance and legal fees.

In its decision dated October 1, 2019, the French Stock Exchange Authority, the AMF, imposed a financial penalty of €100 thousand on Biophytis for failing to communicate as soon as possible to the market the privileged information relating to the significant delay in the entry in phase 2 of clinical studies of two drug candidates. The Company has settled this liability along with a late-filing penalty of €10 thousand. This amount is included in the general and administrative expenses in 2019.

The general and administrative expenses for the year ended December 31, 2019 is impacted by the recognition as other expenses of the one-off fees related to the postponed project of listing the Company’s equity securities on the Nasdaq in July 2019.

16.3 Personnel expenses

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2019	2020	2021
Wages and salaries	(4,998)	(3,562)	(3,770)
Share-based payments (1)	(63)	(787)	(3,730)
Personnel expenses	(5,061)	(4,349)	(7,499)

(1) the share-based payments expenses include €308 thousand of social contribution recognized on a straight-line basis over the vesting period.

The Company’s average headcount is 27 as of December 31, 2021 compared to 20 as of December 31, 2020 and to 21 as of December 31, 2019.